Share capital, Issued and Fully Paid Share Capital (Details) $ / shares in Units, $ in Millions	Jun. 27, 2024 $ / shares shares	May 29, 2024 $ / shares shares	Jan. 02, 2024 $ / shares shares	Dec. 20, 2023 $ / shares shares	Mar. 01, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Aug. 26, 2022 $ / shares shares	May 09, 2022 kr / shares	May 09, 2022 USD ($) shares	Jan. 27, 2022 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Issued and Fully Paid Share Capital [Abstract]
Number of shares issued (in shares)												506,820,170	503,388,593	370,244,325
Treasury shares (in shares)											9,639,056	2,626,651	2,793,797
Common Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares issued (in shares)	512,563,532		510,251,747		506,820,170						512,563,532
Treasury shares (in shares)											9,639,056
Nominal value (in dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01						$ 0
Shares issued for acquisition of CTI assets (in shares)										92,112,691
Private Placement [Member]
Issued and Fully Paid Share Capital [Abstract]
Issuance of shares (in shares)									37,600,000
Subscription price (in dollars per share) | kr / shares								kr 25
Net proceeds | $									$ 97.5
BW Group Limited [Member] | Common Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Treasury shares (in shares)				3,431,577		3,431,577	3,431,577
Issuance of shares (in shares)	2,311,785		3,431,577		3,431,577	3,431,577	3,431,577
Number of shares borrowed (in shares)		2,311,785		3,431,577		3,431,577	3,431,577
Subscription price (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01	$ 0.01